CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (Unaudited) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Statement of Comprehensive Income [Abstract]
Net income	$ 13,825	$ 21,515	$ 75,973	$ 175,016
Other comprehensive income (loss), net of tax:
Net unrealized gain (loss) on derivatives	4,555	(13,891)	(23,453)	(11,478)
Foreign currency translation adjustment	454	30,208	90,801	5,128
Total other comprehensive income (loss)	5,009	16,317	67,348	(6,350)
Comprehensive income	18,834	37,832	143,321	168,666
Comprehensive income attributable to noncontrolling interests	(8,714)	(11,057)	(31,515)	(10,213)
Comprehensive income attributable to Dole plc	$ 10,120	$ 26,775	$ 111,806	$ 158,453